Annual Total Returns - Franklin Small Cap Value VIP Fund [BarChart] - FTVIP Class 4-61 - Franklin Small Cap Value VIP Fund - Class 4	May 01, 2021
Bar Chart Table:
Annual Return 2011	(3.87%)
Annual Return 2012	18.27%
Annual Return 2013	36.12%
Annual Return 2014	0.48%
Annual Return 2015	(7.52%)
Annual Return 2016	30.12%
Annual Return 2017	10.56%
Annual Return 2018	(13.01%)
Annual Return 2019	26.23%
Annual Return 2020	5.13%